Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets are summarized by major classifications as follows (in thousands):

	2019	2018
Equipment	$1,000	$842
Furniture and fixtures	53	52
	1,053	894
Less accumulated depreciation	(495)	(336)
Net fixed assets	$558	$558